Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	September 30, 2025
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Bio Warrants	$32	$—	$—	$32
Warrant liability - April 2023 Peak Bio Warrants	388	—	—	388
Warrant liability - September 2022 Series B Warrants	83	—	—	83
Derivative liability - ELOC	100	—	—	100
Total liabilities	$603	$—	$—	$603

	December 31, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Bio Warrants	$95	$—	$—	$95
Warrant liability - April 2023 Peak Bio Warrants	736	—	—	736
Warrant liability - September 2022 Series B Warrants	181	—	—	181
Total liabilities	$1,012	$—	$—	$1,012

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	December 31, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - November 2022 Peak Warrants	$95	$—	$—	$95
Warrant liability - April 2023 Peak Warrants	736	—	—	736
Warrant liability - Series B	181	—	—	181
Total warrant liabilities	$1,012	$—	$—	$1,012

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238
Total warrant liabilities	$1,253	$—	$—	$1,253

Schedule of Fair value on a Recurring Basis using Unobservable Inputs

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the three and nine months ended September 30, 2025:

	Warrant Liability
(In thousands)	September 2022 Series B Warrants	November 2022 Peak Bio Warrants	April 2023 Peak Bio Warrants	Derivative Liability	Total
Balance, December 31, 2024	$181	$95	$736	$—	$1,012
Change in the fair value of liability	30	—	24	—	54
Balance, March 31, 2025	211	95	760	—	1,066
Extinguishment of liability	(66)	—	—	—	(66)
Change in the fair value of liability	(31)	(32)	(71)	—	(134)
Balance, June 30, 2025	114	63	689	—	866
Initial recognition of liability	—	—	—	100	100
Reclassification to equity	—	—	(110)	—	(110)
Change in the fair value of liability	(31)	(31)	(191)	—	(253)
Balance, September 30, 2025	$83	$32	$388	$100	$603

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the three and nine months ended September 30, 2024:

	Warrant Liability
(In thousands)	September 2022 Series A Warrants	September 2022 Series B Warrants	Total
Balance, December 31, 2023	$15	$1,238	$1,253
Change in the fair value of liability	(15)	(634)	(649)
Balance, March 31, 2024	—	604	604
Change in the fair value of liability	—	151	151
Balance, June 30, 2024	—	755	755
Change in the fair value of liability	—	(30)	(30)
Balance, September 30, 2024	$—	$725	$725

The following table summarizes the activity in the warrant liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) during the years ended December 31, 2024 and 2023:

	Warrant Liabilities
(In thousands)	Series A	Series B	November 2022 Warrants	April 2023 Warrants	Total
Balance, December 31, 2022	$1,812	$6,040	$—	$—	$7,852
Change in the fair value of liability	(1,797)	(4,802)	—	—	(6,599)
Balance, December 31, 2023	$15	$1,238	$—	$—	$1,253
Assumption of Peak Bio warrants	—	—	213	1,631	1,844
Change in the fair value of liability	(15)	(1,056)	(119)	(895)	(2,085)
Balance, December 31, 2024	$—	$182	$94	$736	$1,012

Schedule Of Assumptions used for the Fair Value Calculations of the Warrants

Below are the assumptions used for the fair value calculations of the liability classified warrants as of September 30, 2025 and December 31, 2024:

	September 30, 2025			December 31, 2024
	September 2022 Series B Warrants	November 2022 Warrants	April 2023 Warrants	September 2022 Series B Warrants	November 2022 Warrants	April 2023 Warrants
Stock (ADS) price	$1.01	$1.01	$1.01	$1.22	$1.22	$1.22
Exercise price	$17.00	$39.18	$2.04	$17.00	$39.18	$2.04
Expected term (in years)	4.0	2.1	2.6	4.7	2.8	3.3
Expected volatility	90.0%	100.0%	100.0%	85.0%	95.0%	90.0%
Risk-free interest rate	3.6%	3.6%	3.6%	4.4%	4.3%	4.3%
Expected dividend yield	—	—	—	—	—	—

Below are the assumptions used for the fair value calculations of the Series A Warrants, Series B Warrants, November 2022 Peak Warrants and April 2023 Peak Warrants, as of December 31, 2024 and 2023:

	December 31, 2024			December 31, 2023
	Series B	November 2022 Warrants	April 2023 Warrants	Series A	Series B
Stock (ADS) price	$1.22	$1.22	$1.22	$3.12	$3.12
Exercise price	$17.00	$39.18	$2.04	$17.00	$17.00
Expected term (in years)	4.7	2.8	3.3	0.7	5.7
Expected volatility	85.0%	95.0%	90.0%	85.0%	95.0%
Risk-free interest rate	4.4%	4.3%	4.3%	5.1%	3.9%
Expected dividend yield	—	—	—	—	—

Schedule of Weighted Average Assumptions Used in Determining the Fair Value
Peak Bio, Inc. [Member]
Summary of Financial Instruments Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurement at September 30, 2024
	Total	Level 1	Level 2	Level 3
				-
Derivative liability	3,020,610	—	—	3,020,610
Warrant liability	Less than $1	—	—	Less than $1
Total Liabilities	$3,020,610	$—	$—	$3,020,610

	Fair Value Measurement at December 31, 2023
	Total	Level 1	Level 2	Level 3
				-
Derivative liability	361,704	—	—	361,704
Warrant liability	Less than $1	—	—	Less than $1
Total Liabilities	$361,704	$—	$—	$361,704

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurement at December 31, 2023
	Total	Level 1	Level 2	Level 3

Derivative liability	361,704	—	—	361,704
Warrant liability	—	—	—	—
Total Liabilities	$361,704	$—	$—	$361,704

	Fair Value Measurement at December 31, 2022
	Total	Level 1	Level 2	Level 3

Derivative asset	(13,000)	—	—	(13,000)
Derivative liability	166,000	—	—	166,000
Warrant liability	525,000	—	—	525,000
Total Liabilities	$678,000	$—	$—	$678,000

Summary of Changes In Level 3 Liabilities (Assets) Measured At Fair Value On Recurring Basis

The table below presents the changes in Level 3 liabilities (assets) measured at fair value on a recurring basis during the three months ended September 30, 2024 and 2023:

	White Lion Derivative Liability	Key Company Stockholder Forward Liability (Asset)	Private Placement Warrants Liability	November 2022 Convertible Note Liability	April 2023 Conversion Feature Liability	April 2023 Convertible Notes Warrants Liability	December 2023 Conversion Feature Liability	May 2024 Conversion Feature Liability
Balance at January 1, 2023	$1,000	$(13,000)	$525,000	$165,000	$—	$—	$—	$—
Change in fair value	(1,000)	13,000	(525,000)	—	—	—	—	—
Balance at March 31, 2023	$—	$—	$—	$165,000	$—	$—	$—	$—
Inception Date	—	—	—	—	849,146	2,402,161	—	—
Capital Contribution to Equity on Exercise of Warrants	—	—	—	—	—	(244,261)	—	—
Change in fair value	—	—	—	—	548,233	712,857	—	—
Balance at June 30, 2023	$—	$—	$—	$165,000	$1,397,379	$2,870,757	$—	$—
Capital Contribution to Equity on Exercise of Warrants	—	—	—	—	—	(517,307)	—	—
Change in fair value				—	(1,397,379)	(2,218,040)	—	—
Balance at September 30, 2023	$—	$—	$—	$165,000	$—	$135,410	$—	$—

Balance at January 1, 2024	$—	$—	$—	$—	$—	$—	$361,704	$—
Issuance of December 2023 Convertible Notes	—	—	—	—	—	—	211,842	—
Change in fair value	—	—	—	—	—	—	114,709	—
Balance at March 31, 2024	$—	$—	$—	$—	$—	$—	$688,255	$—
Issuance of May 2024 Convertible Notes	—	—	—	—	—	—	—	927,150
Change in fair value	—	—	—	—	—	—	172,064	66,225
Balance at June 30, 2024	$—	$—	$—	$—	$—	$—	$860,319	$993,375
Issuance of May 2024 Convertible Notes	—	—	—	—	—	—	—	1,414,075
Change in fair value	—	—	—	—	—	—	(114,709)	(132,450)
Balance at September 30, 2024	$—	$—	$—	$—	$—	$—	$745,610	$2,275,000

	White Lion Derivative Liability	Key Company Stockholder Forward Liability (Asset)	Forward Share Purchase Liability	Private Placement Warrants Liability	November 2022 Convertible Note Liability	April 2023 Conversion Feature Liability	April 2023 Convertible Notes Warrants Liability	December 2023 Conversion Feature Liability
Balance at January 1, 2022	$—	$—	$—	$—	$—	$—	$—	$—
Inception Date	1,900,000	—	—	—	165,000	—	—	—
Business Combination with Ignyte	—	12,000	68,110	450,000	—	—	—	—
Change in fair value	(1,899,000)	(25,000)	(68,110)	75,000	—	—	—	—
Balance at December 31, 2022	$1,000	$(13,000)	$—	$525,000	$165,000	$—	$—	$—
Inception Date	—	—	—	—	—	849,146	2,402,160	361,704
Extinguishment of Debt	—	—	—	—	(165,000)	—	—	—
Capital Contribution from Exercise of Warrants	—	—	—	—	—	—	(761,568)	—
Capital Contribution from Reclassification of Warrants	—	—	—	—	$—	—	(65,469)	—
Change in fair value	(1,000)	13,000	—	(525,000)	—	(849,146)	(1,575,123)	—
Balance at December 31, 2023	$—	$—	$—	$—	$—	$—	$—	$361,704

Schedule of Weighted Average Assumptions Used in Determining the Fair Value

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

Expected volatility	72.8%
Risk-free interest rate	3.51%
Expected term (in years)	5.0
Expected dividend yield	0%

Expected volatility	66.5%
Risk-free interest rate	4.94%
Expected term (in years)	0.5
Expected dividend yield	0%

Peak Bio, Inc. [Member] | White Lion Purchase Agreement [Member]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value

The following weighted average assumptions were used in determining the fair value of the White Lion Purchase Agreement at September 30, 2024 and 2023:

	September 30,	September 30,
	2024	2023
Stock Price	$0.18	$0.12
Expected volatility	85.2%	90.3%
Risk-free interest rate	3.88%	4.89%
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements	81.0%	2.5%
Expected dividend yield	—%	—%

The following weighted average assumptions were used in determining the fair value of the White Lion Purchase Agreement at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Stock Price	$0.18	$4.19
Expected volatility	95.3%	81.0%
Risk-free interest rate	4.23%	4.16%
Discount related to the probability of timely filing all SEC documents and meeting the NASDAQ listing requirements	2.5%	0.3%
Expected dividend yield	—%	—%

Peak Bio, Inc. [Member] | April 2023 Convertible Note Warrants [Member]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value

The fair value of the April 2023 Convertible Note Warrants at the reclassification date was based on the following assumptions:

Stock price	$0.08
Expected volatility	74.9%
Risk-free interest rate	4.65%
Expected term (in years)	4.49
Expected dividend yield	0%

The fair value of the April 2023 Convertible Note Warrants was determined using a Black Scholes Option Pricing Model based on the following assumptions at the reclassification date:

Stock price	$0.08
Expected volatility	74.9%
Risk-free interest rate	4.65%
Expected term (in years)	4.49
Expected dividend yield	0%

Peak Bio, Inc. [Member] | Private Placement Warrants [Member]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value

The fair value of the Private Placement Warrants was based on the following assumptions:

	September 30,	September 30,
	2024	2023
Stock Price	$0.18	$0.83
Expected volatility	96.0%	45.5%
Risk-free interest rate	3.58%	4.12%
Expected term (in years)	3.09	4.34
Expected dividend yield	—%	—%

	As of December 31,
	2023	2022
Stock Price	$0.18	$4.19
Expected volatility	84.0%	30.0%
Risk-free interest rate	4.01%	3.99%
Expected term (in years)	3.84	4.84
Expected dividend yield	—%	—%

Peak Bio, Inc. [Member] | April 2023 Conversion Feature Liability 1 [Member]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value
December 31,
2023
Stock Price	$0.18
Expected volatility	73.7%
Risk-free interest rate	4.68%
Expected term (in years)	0.08
Expected dividend yield	—%

Peak Bio, Inc. [Member] | April 2023 Convertible Notes Under Related Party [Member]
Schedule of Weighted Average Assumptions Used in Determining the Fair Value
December 31,
2023
Stock Price	$0.18
Expected volatility	73.7%
Risk-free interest rate	4.68%
Expected term (in years)	0.08
Expected dividend yield	—%